As filed with the Securities and Exchange Commission on April 30, 2001
                                                        ------------------------
                                                     Registration No. 333 -26209
                                                                      811 -08197

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549

--------------------------------------------------------------------------------

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                       Pre-Effective Amendment No.
                                                   -----

                       Post-Effective Amendment No.   6
                                                    -----

                                      and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940  [X]

                              Amendment No.    7
                                            ------

                             SEPARATE ACCOUNT VA A
                         ----------------------------
                          (Exact Name of Registrant)


                      PFL LIFE VARIABLE ANNUITY ACCOUNT A
                      -----------------------------------
                          (Former Name of Registrant)



                      TRANSAMERICA LIFE INSURANCE COMPANY
                    --------------------------------------
                              (Name of Depositor)


                           PFL LIFE INSURANCE COMPANY
                           --------------------------
                           (Former Name of Depositor)

            4333 Edgewood Road N.E., Cedar Rapids, Iowa  52499-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code

                                 (319) 297-8468

                             Frank A. Camp, Esquire
                           PFL Life Insurance Company
                            4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa  52499-0001
                    (Name and Address of Agent for Service)

                                    Copy to:

                         Frederick R. Bellamy, Esquire
                     Sutherland, Asbill and Brennan L.L.P.
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D.C.  20004-2404

Title of Securities Being Registered:
Flexible Premium Variable Annuity Policies


It is proposed that this filing will become effective:

          immediately upon filing pursuant to paragraph (b) of Rule 485
_______

   X      on May 1, 2001 pursuant to paragraph (b) of Rule 485
_______      ___________

_______   60 days after filing pursuant to paragraph (a)(1) of Rule 485

_______   on __________ pursuant to paragraph (a)(1) of Rule 485



If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing incorporates by reference the Prospectus, Statement of Additional Information, and Part C of Post-Effective Amendment No. 5 to the Form N-4 Registration Statement filed on April 30, 2001.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 27 day of April, 2001.

                                    SEPARATE ACCOUNT VA A
                                    (formerly PFL Life Variable Annuity
                                    Account A)

                                    TRANSAMERICA LIFE INSURANCE COMPANY
                                    (formerly PFL Life Insurance Company)
                                    Depositor


                                                   *
                                    --------------------------------
                                    Larry N. Norman
                                    President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.


Signatures                         Title                                 Date
----------                         -----                                 ----

         *                       Director
---------------------                                                ------- , 2001
Patrick S. Baird


/s/ Craig D. Vermie              Director
---------------------                                                April 27, 2001
Craig D. Vermie


         *                       Director                            ------- , 2001
---------------------            (Principal Executive Officer)
Larry N. Norman

         *                       Director
---------------------                                                ------- , 2001
Bart Herbert, Jr.

         *                       Director
---------------------                                                ------- , 2001
Douglas C. Kolsrud

         *                       Vice President and
---------------------            Corporate Controller                ------- , 2001
Robert J. Kontz


         *                       Treasurer
---------------------                                                ------- , 2001
Brenda K. Clancy

* Craig D. Vermie, Attorney-in-fact

                                                                Registration No.
                                                                       333-26209



                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549


                                _______________

                                   EXHIBITS

                                      TO

                                   FORM N-4

                            REGISTRATION STATEMENT

                                     UNDER

                          THE SECURITIES ACT OF 1933

                                      FOR

                             SEPARATE ACCOUNT VA A
                (FORMERLY PFL LIFE VARIABLE ANNUITY ACCOUNT A)

                                _______________

                                 EXHIBIT INDEX
                                 -------------



Exhibit No.                      Description of Exhibit                       Page No.*
-----------                      ----------------------                       --------

(10)(a)                      Consent of Independent Auditors

(14)                         Powers of Attorney




---------------
* Page numbers included only in manually executed original.